Unaudited Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)
Statement of Cash Flows [Abstract]
Net loss	¥ (26,516)	$ (3,649)	¥ (7,178)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	2,640	363	1,319
Amortization of right-of-use assets	2,800	385	2,762
Expected credit losses	(531)	(73)	2,086
Loss from investments	264	36
Changes in operating assets and liabilities:
Accounts receivables	(2,805)	(386)	933
Inventories	(643)	(88)	(1,149)
Advance to suppliers	(38)	(5)	(10,853)
Other current assets	3,145	433	(5,451)
Amount due from related parties	(264)	(36)	(55)
Other non-current assets	(4,342)	(597)
Accounts payables	7,903	1,086	2,053
Accrued expenses and other payables	(6,144)	(846)	(3,304)
Income tax payables			1,351
Advance from customers	(1,238)	(170)	1,655
Amount due to related parties	(5,140)	(707)	11,012
Operating lease liabilities	(865)	(119)	(1,184)
Net cash used in operating activities	(31,774)	(4,373)	(6,003)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment	(349)	(48)	972
Loans repayments from third parties	13,822	1,902	5,307
Return of long-term investments			20
Net cash provided by investing activities	13,473	1,854	6,299
CASH FLOWS FROM FINANCING ACTIVITIES
Capital contribution by controlling shareholders	23,077	3,176	5,000
Capital contribution from issuance of ordinary shares			97,653
Repayments of loan payable	(500)	(69)
Net cash provided by financing activities	22,577	3,107	102,653
Net increase in cash and cash equivalents and restricted cash	4,276	588	102,949
Cash and cash equivalents and restricted cash at beginning of year	36,239	4,987	5,908
Cash and cash equivalents and restricted cash at end of period	40,515	5,575	108,857
Supplemental disclosures of non-cash activities:
Right-of-use assets obtained in exchange for new operating lease liabilities			331
Cancellation of capital contribution	¥ 16,037	$ 2,207